Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of changes in share capital during the year
	As of December 31, 2021		As of December, 31, 2020
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	1,000,000	178,001	1,000,000	172,106
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of changes in share capital during the year
	For the year ended December 31
	2021	2020	2019
	Number of ADSs in thousands
Issued as at January 1	17,211	1,956	1,600
Issuance of ADSs (See D below)	126	8,573	343
Vesting of RSUs	163	7	10
Exercise of warrants	300	6,675	3

Issued as at December 31	17,800	17,211	1,956

Schedule of information relating to subsidiary that has material non-controlling interests
	December 31 2021	December 31 2020
TyrNovo Ltd.	in USD thousand

Non-current assets	11	16
Current assets	976	174
Current liabilities	(11,806)	(5,543)
Net assets	(10,819)	(5,353)
Net assets attributable to non-controlling interests	(166)	(82)
Loss for the year	5,467	4,922
Loss allocated to non-controlling interests	84	75